Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31,	December 31,
	2022	2021
Cash in bank accounts	15,395	984,191
Cash on hand	—	—
Total cash and cash equivalents	15,395	984,191